Commitments and Contingencies - Additional Information (Detail) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Loss Contingencies [Line Items]
Additional sale of stock				3,000,000
Underwriting agreement description				The underwriters were entitled to an underwriting discount of $0.20 per unit, or $4.6 million in the aggregate, paid upon the closing of the Initial Public Offering. In addition, $0.35 per unit, or $8.05 million in the aggregate will be payable to the underwriters for deferred underwriting commissions. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
Deferred legal fees	$ 200,000	$ 200,000		$ 200,000		$ 200,000
Hippo Enterprises Inc And Subsidiaries [Member]
Loss Contingencies [Line Items]
Operating Leases, Rent Expense	$ 700,000		$ 700,000	$ 1,500,000	$ 1,400,000	2,800,000	$ 1,600,000
Minimum purchase commitments						19,800,000
Reinvent Technology Partners Z [Member]
Loss Contingencies [Line Items]
Additional sale of stock		3,000,000
Underwriting agreement description		The underwriters were entitled to an underwriting discount of $0.20 per unit, or $4.6 million in the aggregate, paid upon the closing of the Initial Public Offering. In addition, $0.35 per unit, or $8.05 million in the aggregate will be payable to the underwriters for deferred underwriting commissions. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
Deferred legal fees		$ 200,000				$ 200,000